Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Operating Leases

The Company leases office, lab, hangar, and storage facilities under various operating lease agreements with lease periods expiring between 2022 and 2026 and generally containing periodic rent increases and various renewal and termination options.

On January 14, 2022, the Company entered into a sublease agreement with Forescout Technologies, Inc. The sublease is for approximately 96,000 rentable square feet of building space in the building located at 190 West Tasman Drive, San Jose, California. The Company intends that the premises will become its corporate headquarters. The term of the sublease commenced on February 26, 2022 and will expire on October 31, 2026, with no right to extend. The Company is also responsible for certain other costs under the sublease, such as certain build-out expenses, operating expenses, taxes, assessments, insurance, and utilities.

On March 9, 2022, the Company entered into a lease agreement with SIR Properties Trust. The lease is for approximately 68,000 rentable square feet of building space in the building located at 77 Rio Robles, San Jose, California. The Company intends that the premises will be used for lab space and a low rate initial production facility. The term of the lease commences 210 days after the landlord delivers possession of the premises to the Company, subject to certain demolition work being completed, and will expire 90 months thereafter, with an option for the Company to extend the term for one additional five-year period. Base rent payments due under the lease are expected to be approximately $15.0 million in the aggregate over the term of the lease. The Company is also responsible for certain other costs under the lease, such as certain build-out expenses, operating expenses, taxes, assessments, insurance, and utilities. However, the lease requires that the landlord shall provide the Company with an allowance that may be applied against certain of the Company’s build-out and moving expenses. As of March 31, 2022, the lease has not commenced.

The Company’s lease costs were as follows (in millions):

	Three Months Ended March 31,
	2022	2021
Operating lease cost	$1.1	$0.3

The Company’s weighted-average remaining lease term and discount rate were as follows:

	Three Months Ended March 31,
	2022	2021
Weighted-average remaining lease term (in months)	43	27
Weighted-average discount rate	11.36%	11.39%

The minimum aggregate future obligations under the Company’s non-cancelable operating leases as of March 31, 2022 were as follows (in millions):

Remaining 2022	$3.4
2023	3.8
2024	2.8
2025	2.9
2026	2.5
Total future lease payments	15.4
Less: imputed interest	(3.0)
Present value of future lease payments	$12.4

Supplemental cash flow information and non-cash activities related to right-of-use assets and lease liabilities were as follows (in millions):

	Three Months Ended March 31,
	2022	2021
Operating cash outflows from operating leases	$0.9	$0.3
Operating lease assets obtained in exchange for new lease liabilities	9.1	0.8

Letters of Credit

On February 23, 2022, in conjunction with the sublease the Company entered into for its new corporate headquarters, the Company entered into a standby letter of credit in the amount of $1.5 million in favor of the lessor, to satisfy the security deposit or other obligations of the leased property. The standby letter of credit will be automatically reduced and renewed annually through February 1, 2026.

In addition, on March 31, 2022, in conjunction with the lease the Company entered into for its new lab space and low rate initial production facility, the Company entered into a standby letter of credit in the amount of $1.2 million in favor of the lessor, to satisfy the security deposit of the leased property. The standby letter of credit automatically renews annually through September 28, 2030.

As of March 31, 2022, the Company had standby letters of credit in the aggregate outstanding amount of $2.9 million, secured with restricted cash, to support three of the Company’s leased properties.

Litigation

During the ordinary course of the business, the Company may be subject to legal proceedings, various claims, and litigation. Such proceedings can be costly, time consuming, and unpredictable, and therefore, no assurance can be given that the final outcome of such proceedings will not materially impact financial condition or results of operations.

Wisk Litigation and Government Investigation

On April 6, 2021, Wisk Aero LLC (“Wisk”) brought a lawsuit against the Company in the United States District Court for the Northern District of California (the “District Court”) alleging misappropriation of trade secrets and patent infringement. The Company has filed certain counterclaims for defamation, tortious interference and unfair competition.

On May 19, 2021, Wisk filed a motion for preliminary injunction and expedited discovery. On June 23, 2021, the Company filed an opposition to the motion for preliminary injunction. On July 22, 2021, the District Court denied Wisk’s motion for preliminary injunction. On August 20, 2021, Wisk filed a notice of appeal of the District Court’s denial of the motion for preliminary injunction. On September 30, 2021, Wisk withdrew its notice of appeal of the District Court’s denial of the motion for preliminary injunction.

On January 19, 2022, the Company filed a motion for judgment on the pleadings to dismiss two of Wisk’s asserted patents as invalid, which the District Court granted on April 19, 2022. The District Court separately ordered Wisk to narrow its trade secret case to 10 of the 52 alleged trade secrets and its patent case to eight claims across all patents by September 1, 2022. A trial on Wisk’s claims and the Company’s counterclaims has been scheduled to begin on April 17, 2023.

On April 6, 2022, the Company brought a lawsuit against The Boeing Company (“Boeing”) in the Superior Court of California, County of Santa Clara (the “Superior Court”), asserting substantially the same claims set forth in the Company’s counterclaims against Wisk. On April 11, 2022, the Superior Court issued an order staying discovery and the responsive pleading deadline until after the case management conference set for August 2022.

The Company continues to strongly believe Wisk’s lawsuit is without merit. The Company will continue to vigorously defend itself against Wisk’s claims and pursue the Company’s counterclaims against Wisk and its claims against Boeing. Because these proceedings are still in the early stages, the Company cannot predict their outcome or impact on the Company and its business. As such, and in consideration of the above, the Company has concluded that a potential loss amount or a potential range of loss is not probable or reasonably estimable under ASC 450, Contingencies, and therefore has not accrued any amounts related to the award of damages or settlement of this matter with Wisk. Therefore, a negative result in these proceedings could have a material adverse effect on the Company’s financial position, liquidity, operations, and cash flows.

Prior to Wisk bringing the lawsuit against the Company, on March 30, 2021, one of the Company’s employees, who is a former employee of Wisk, had a search warrant executed at his home in connection with a federal investigation. The Company placed this former Wisk employee on paid administrative leave in connection with this government investigation. In relation to the same investigation, the Company and three of its employees, who are also former Wisk employees, received grand jury subpoenas from the United States Attorney’s Office for the Northern District of California. On January 28, 2022, the U.S. Attorney’s Office informed the Company that, based on its review, it decided not to bring charges against this employee and does not intend to continue its investigation.

Note 9 — Commitments and Contingencies

Operating Leases

The Company leases office, lab, hangar, and storage facilities under various operating lease agreements with lease periods expiring between 2022 and 2023 and generally containing periodic rent increases and various renewal and termination options.

The Company’s lease costs were as follows (in millions):

	Year Ended December 31,
	2021	2020
Operating lease cost	$2.1	$0.1

The Company’s weighted-average remaining lease term and discount rate were as follows:

	Year Ended December 31,
	2021	2020
Weighted-average remaining lease term (in months)	16	30
Weighted-average discount rate	11.06%	12.17%

The minimum aggregate future obligations under our non-cancelable operating leases as of December 31, 2021 were as follows (in millions):

2022	$3.4
2023	1.2
Total future lease payments	4.6
Less: imputed interest	(0.3)
Present value of future lease payments	$4.3

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities were as follows (in millions):

	Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$1.9	$0.1
Operating lease assets obtained in exchange for new lease liabilities	3.7	2.3

Letter of Credit

In conjunction with our operating lease for our headquarters, we entered into a standby letter of credit in favor of the Company’s lessor, in lieu of paying cash to the lessor to satisfy the security deposit requirements of the leased property. The standby letter of credit was issued on September 15, 2020 for an amount of $0.3 million and expired on September 30, 2021. On June 24, 2021, we entered into a standby letter of credit for the same amount, which expires on September 1, 2022. The letter of credit automatically renews annually until September 1, 2023, unless cancelled earlier by us.

Litigation

During the ordinary course of our business, we may be subject to legal proceedings, various claims, and litigation. Such proceedings can be costly, time consuming, and unpredictable, and therefore, no assurance can be given that the final outcome of such proceedings will not materially impact financial condition or results of operations.

Wisk Litigation and Government Investigation

On April 6, 2021, Wisk Aero LLC (“Wisk”) brought a lawsuit against us in the United States District Court for the Northern District of California (the “District Court”) alleging misappropriation of trade secrets and patent infringement. On June 1, 2021, we filed a motion to dismiss the trade secret claims and filed counterclaims. On June 15, 2021, Wisk amended its complaint, and the following day we filed a motion to dismiss the amended complaint. On July 13, 2021, we filed amended counterclaims. On July 27, 2021, Wisk filed a motion to strike and dismiss certain of our amended counterclaims. On August 10, 2021, we filed an opposition to Wisk’s motion to strike and dismiss certain of the amended counterclaims. On August 24, 2021, the District Court denied our motion to dismiss the trade secret claims. On September 14, 2021, the District Court denied Wisk’s motion to strike and dismiss certain of our amended counterclaims. A trial on Wisk’s claims and our counterclaims has been scheduled to begin on January 30, 2023. We continue to strongly believe Wisk’s lawsuit is without merit. We will continue to vigorously defend ourselves against Wisk’s claims and pursue our counterclaims.

On May 19, 2021, Wisk filed a motion for preliminary injunction and expedited discovery. On June 23, 2021, we filed an opposition to the motion for preliminary injunction. On July 22, 2021, the District Court denied Wisk’s motion for preliminary injunction. On August 20, 2021, Wisk filed a notice of appeal of the District Court’s denial of the motion for preliminary injunction. On September 30, 2021, Wisk withdrew its notice of appeal of the District Court’s denial of the motion for preliminary injunction.

Prior to Wisk bringing the lawsuit against us, on March 30, 2021, one of our employees, who is a former employee of Wisk, had a search warrant executed at his home in connection with a federal investigation. We placed this former Wisk employee on paid administrative leave in connection with this government investigation. In relation to the same investigation, we and three of our employees, who are also former Wisk employees, received grand jury subpoenas from the United States Attorney’s Office for the

Northern District of California. On January 28, 2022, the U.S. Attorney’s Office informed us that, based on its review, it has made the decision not to bring charges against this employee and does not intend to continue its investigation.

The proceedings are in the early stages. We cannot predict their outcome or impact on us and our business. As such, and in consideration of the above, we have not accrued any amounts related to the award of damages or settlement of this matter with Wisk. Therefore, a negative result in these proceedings could have a material adverse effect on our reputation, financial position, liquidity, operations, and cash flows.